Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity, Par or Stated Value Per Share	$ 0.001	$ 0.001
Temporary Equity, Shares Authorized	10,000,000	10,000,000
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	56,393,261
Common Stock, Shares, Issued	87,598,184	40,372,133
Common Stock, Shares, Outstanding	87,598,184	40,372,133